                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                              William P. Richards
                              -------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                          Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                         John R. Giles, VICE PRESIDENT
                          Fred Filoon, VICE PRESIDENT
                            Pat Colletti, TREASURER
                            -----------------------

                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                              Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                              Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                  DISTRIBUTOR
                            PFPC Distributors, Inc.
                               3200 Horizon Drive
                           King of Prussia, PA 19406
                           -------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET PORTFOLIOS -- SERVICE SHARES.

WMMPS-ANN-06/01

                                                                      WILMINGTON
                                                                           FUNDS


MONEY MARKET PORTFOLIOS
SERVICE SHARES

                              - PRIME MONEY MARKET

                               - U.S. GOVERNMENT

                                  - TAX-EXEMPT






                                     ANNUAL
                                 June 30, 2001

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES

     PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

     Despite six interest rate cuts since the beginning of the year, the economy remains in a weak state. Second quarter growth is likely to be near 0% as capital spending and consumer durable spending have weakened considerably. Technology spending is extremely weak. Nevertheless, there are signs that better times are ahead. The National Association of Purchasing Management survey rose from 41.2% in January to 44.7% in June. This index is designed to signal contractions at readings below 50%. So, even this latest, improved level simply suggests that while the worst may be behind us, the manufacturing sector is still weak. Toward the end of the quarter, the Commerce Department reported that factory orders rose a robust 2.5% in May. Even excluding the volatile transportation sector, orders rose 2.3%, the best report in a year.

     Some of the other traditional responses to interest rate cuts have been absent, however. The dollar has not declined, the equity market has not rebounded, and long-term interest rates have not come down. Uncertainty on how sensitive the economy is to changes in interest rates has been an issue since earlier this year. High energy prices and the bursting of the "Tech Bubble" seem to be easily offsetting what should have been a huge positive influence on the economy. Nevertheless, historical evidence suggests that the longer interest rates stay low, the better the chances for a strong economic rebound. With short-term rates now below 4%, it seems reasonable to expect some impact from the Federal Reserve's (the "Fed") policy, but it may take some additional time to pass before it appears.

     An ongoing bright spot in the economy is the inflation rate, despite the rise in energy prices. Inflation has actually improved slightly with the latest statistics as the core Consumer Price Index ("CPI") fell to a 2.5% year-over-year rate in May. Furthermore, energy prices seem to be dropping as West Texas Crude is near $26 per barrel versus $32 per barrel one year ago. With substantial worldwide manufacturing capacity and modest labor cost increases, inflation should stay very low over the next 12 - 18 months. We expect the CPI to average in the 2.0% to 2.5% range over this period. Furthermore, the economy will indeed rebound this year in response to interest rate cuts. The quarter just ended should prove to be the low for this economic cycle, with consecutive advances in both the current quarter and the final quarter of this year.

     Over the past year, the fixed income market has been pushed and pulled by a wide assortment of influences. During the third quarter of 2000, signs of a slowing economy began to emerge as a result of high interest rates and high oil prices. The Fed did not continue to raise rates, but hinted at higher rates by keeping an inflationary bias. In the fourth quarter, weak economic data piled up, prompting the Fed to shift its bias. It became clear that the Fed would lower rates in the first quarter of 2001. The Fed surprised just about everyone when it lowered rates on January 3RD by a larger than usual 50 basis points. Continued weak economic data and bad earnings reports kept the Fed busy. It lowered rates a total of 275 basis points during the first half of 2001 and has left the door open for further cuts by reiterating its concern that economic weakness is a greater problem than inflation. The fixed income markets reacted positively, but there was a high degree of volatility as the markets reacted to each new piece of news released. The overall result has been a much steeper yield curve, with securities maturing inside of 5 years receiving most of the benefit.

----------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

INVESTMENT RESULTS

     For the period April 2, 2001 through June 30, 2001, the Prime Money Market Portfolio paid shareholders dividends of $0.01 per share, the U.S. Government Portfolio paid shareholders dividends of $0.01 per share and the Tax-Exempt Portfolio paid shareholders dividends of $0.01 per share. Based on each Portfolio's net asset value of $1.00 per share, these dividends represented a return of 1.01%, 0.94% and 0.64%, respectively. A comparison of each Portfolio's performance versus its respective benchmark is presented below:

                                                                APRIL 2, 2001
                                                       (COMMENCEMENT OF OPERATIONS)
                                                                  THROUGH
                                                               JUNE 30, 2001
                                                               -------------
WILMINGTON PRIME MONEY MARKET PORTFOLIO                          1.01%
Lipper Money Market Funds                                        0.96%

WILMINGTON U.S. GOVERNMENT PORTFOLIO                             0.94%
Lipper U.S. Government Money Market Funds                        0.97%

WILMINGTON TAX-EXEMPT PORTFOLIO                                  0.64%
Lipper Tax-Exempt Money Market Funds                             0.70%

     We invite your comments and questions and thank you for your investment in the Wilmington Money Market Portfolios -- Service Shares. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                     Sincerely,

                                                     /s/ Robert J. Christian
                                                     Robert J. Christian
August 21, 2001                                      President

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001

                                                             PRIME              U.S.
                                                             MONEY MARKET     GOVERNMENT        TAX-EXEMPT
                                                             PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                             ---------        ---------         ---------
ASSETS:
Investment in Series, at value                             $2,546,924,040   $1,220,006,483     $475,832,855
Other assets                                                        3,822            2,635            3,921
                                                           --------------   --------------     ------------
Total assets                                                2,546,927,862    1,220,009,118      475,836,776
                                                           --------------   --------------     ------------
LIABILITIES:
Dividends payable                                               8,063,726        3,554,133          956,388
Accrued expenses                                                  573,234          355,721           92,384
                                                           --------------   --------------     ------------
Total liabilities                                               8,636,960        3,909,854        1,048,772
                                                           --------------   --------------     ------------
NET ASSETS                                                 $2,538,290,902   $1,216,099,264     $474,788,004
                                                           ==============   ==============     ============
NET ASSETS CONSIST OF:
Paid-in capital                                            $2,538,222,948   $1,216,028,891     $474,789,664
Accumulated net realized gain (loss) on investments                67,954           70,373           (1,660)
                                                           --------------   --------------     ------------
NET ASSETS                                                 $2,538,290,902   $1,216,099,264     $474,788,004
                                                           ==============   ==============     ============
NET ASSETS BY SHARE CLASS:
         Investor Shares                                     $382,883,971      $95,323,686      $65,137,636
         Service Shares                                     2,155,406,931    1,120,775,578      409,650,368
                                                           --------------   --------------     ------------
                                                           $2,538,290,902   $1,216,099,264     $474,788,004
                                                           ==============   ==============     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
         ($0.01 par value, unlimited authorized shares):
         Investor Shares                                      382,816,017       95,263,977       65,145,979
         Service Shares                                     2,155,406,931    1,120,764,914      409,650,368

NET ASSET VALUE, offering and redemption price per share
         Investor Shares                                            $1.00            $1.00            $1.00
         Service Shares                                             $1.00            $1.00            $1.00


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2001

                                                         PRIME               U.S.
                                                         MONEY MARKET     GOVERNMENT        TAX-EXEMPT
                                                         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                         ---------        ---------         ---------
INVESTMENT INCOME:
         Investment income from Series                  $144,851,848      $55,499,111      $19,544,355
         Expenses from Series                            (11,009,494)      (4,784,463)      (2,571,597)
                                                        ------------      -----------      -----------
                  Net investment income from Series      133,842,354       50,714,648       16,972,758
                                                        ------------      -----------      -----------
EXPENSES:
         Transfer agent fees                                  41,113           19,841           15,170
         Trustees' fees                                        6,389            6,389            6,389
         Distribution fees-- Investor Shares                 359,236          140,253           30,175
         Shareholder service fees-- Service Shares           826,559          582,460           80,172
         Reports to shareholders                             100,478           33,896           16,609
         Registration fees                                    41,801          119,376           20,681
         Professional fees                                    25,539           39,791           31,124
         Other                                                66,735           36,051           11,956
                                                        ------------      -----------      -----------
                  Total expenses                           1,467,850          978,057          212,276
                                                        ------------      -----------      -----------
         Net investment income                           132,374,504       49,736,591       16,760,482
                                                        ------------      -----------      -----------
NET REALIZED GAIN ON INVESTMENTS                              91,466           65,213               --
                                                        ------------      -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $132,465,970      $49,801,804      $16,760,482
                                                        ============      ===========      ===========


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2001

                                                                       PRIME                U.S.
                                                                    MONEY MARKET        GOVERNMENT          TAX-EXEMPT
                                                                      PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                                      ---------          ---------           ---------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
         Net investment income                                      $  132,374,504     $   49,736,591     $   16,760,482
         Net realized gain on investments                                   91,466             65,213                 --
                                                                    --------------    ---------------     --------------
Net increase in net assets resulting from operations                   132,465,970         49,801,804         16,760,482
                                                                    --------------    ---------------     --------------
Distributions to shareholders from net investment income              (132,374,504)       (49,736,591)       (16,760,482)
                                                                    --------------    ---------------     --------------
Portfolio share transactions (a):
         Proceeds from shares sold-- Investor Shares                 5,818,404,564      2,238,404,646        922,188,838
         Proceeds from shares sold-- Service Shares                  4,007,480,483      1,859,155,520        540,665,655
         Cost of shares issued on reinvestment of distributions:
           Investor Shares                                               9,407,179          1,489,604            403,396
         Cost of shares redeemed-- Investor Shares                  (7,509,037,421)    (2,909,745,763)    (1,340,546,406)
         Cost of shares redeemed-- Service Shares                   (1,852,073,552)      (738,390,606)      (131,015,287)
                                                                    --------------    ---------------     --------------
Net increase (decrease) in net assets from Portfolio
share transactions                                                     474,181,253        450,913,401         (8,303,804)
                                                                    --------------    ---------------     --------------
Total increase (decrease) in net assets                                474,272,719        450,978,614         (8,303,804)
NET ASSETS:
         Beginning of year                                           2,064,018,183        765,120,650        483,091,808
                                                                    --------------    ---------------     --------------
         End of year                                                $2,538,290,902     $1,216,099,264     $  474,788,004
                                                                    ==============    ===============     ==============

(a)TRANSACTIONS IN CAPITAL SHARES WERE:                                  SHARES           SHARES            SHARES
                                                                    --------------    --------------    --------------
         Shares sold-- Investor Shares                               5,818,404,564     2,238,404,646       922,188,838
         Shares sold-- Service Shares                                4,007,480,483     1,859,155,520       540,665,655
         Shares issued on reinvestment of distributions--
           Investor Shares                                               9,407,179         1,489,604           403,396
         Shares redeemed-- Investor Shares                          (7,509,037,421)   (2,909,745,763)   (1,340,546,406)
         Shares redeemed-- Service Shares                           (1,852,073,552)     (738,390,606)     (131,015,287)
                                                                    --------------    --------------    --------------
   Net increase (decrease) in shares                                   474,181,253       450,913,401        (8,303,804)
                                                                    ==============    ==============    ==============


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                                                    PRIME             U.S.
                                                                 MONEY MARKET      GOVERNMENT          TAX-EXEMPT
                                                                  PORTFOLIO+        PORTFOLIO+         PORTFOLIO+
                                                                  ----------        ----------         ----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
         Net investment income                                 $   110,771,378    $    35,601,544    $    14,359,822
         Net realized gain on investments                                2,711              2,555                 --
                                                               ---------------    ---------------    ---------------
Net increase in net assets resulting from operations               110,774,089         35,604,099         14,359,822
                                                               ---------------    ---------------    ---------------
Distributions to shareholders from net investment income          (110,771,378)       (35,601,544)       (14,359,822)
                                                               ---------------    ---------------    ---------------
Portfolio share transactions (a):
         Proceeds from shares sold-- Investor Shares             6,165,763,676      2,845,070,487      1,201,498,856
         Cost of shares issued on reinvestment of
           distributions-- Investor Shares                           8,292,908            945,362            318,326
         Cost of shares redeemed-- Investor Shares              (5,761,215,442)    (2,628,731,119)    (1,170,234,768)
                                                               ---------------    ---------------    ---------------
Net increase in net assets from Portfolio share transactions       412,841,142        217,284,730         31,582,414
                                                               ---------------    ---------------    ---------------
Total increase in net assets                                       412,843,853        217,287,285         31,582,414
NET ASSETS:
         Beginning of year                                       1,651,174,330        547,833,365        451,509,394
                                                               ---------------    ---------------    ---------------
         End of year                                           $ 2,064,018,183    $   765,120,650    $   483,091,808
                                                               ===============    ===============    ===============

(a) TRANSACTIONS IN CAPITAL SHARES WERE:                              SHARES            SHARES           SHARES
                                                               ---------------    ---------------    ---------------
         Shares sold-- Investor Shares                           6,165,763,676      2,845,070,487      1,201,498,856
         Shares issued on reinvestment of
           distributions-- Investor Shares                           8,292,908            945,362            318,326
         Shares redeemed-- Investor Shares                      (5,761,215,442)    (2,628,731,119)    (1,170,234,768)
                                                               ---------------    ---------------    ---------------
Net increase in shares                                             412,841,142        217,284,730         31,582,414
                                                               ===============    ===============    ===============

+    Reflects operating history of predecessor mutual fund (see note 5).


    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjuntion with the financial statements and notes thereto.

                                                      FOR THE PERIOD
                                                      APRIL 2, 2001(2)
                                                      THROUGH
                                                      JUNE 30, 2001
                                                      -------------
PRIME MONEY MARKET PORTFOLIO -- SERVICE SHARES
NET ASSET VALUE-- BEGINNING OF PERIOD                  $     1.00
                                                       ----------
INVESTMENT OPERATIONS:
         Net investment income                               0.01
                                                       ----------
DISTRIBUTIONS:
         From net investment income                         (0.01)
                                                       ----------
NET ASSET VALUE-- END OF PERIOD                        $     1.00
                                                       ==========
TOTAL RETURN                                                 1.01%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
         Expenses                                            0.72%*
         Net investment income                               3.97%*
Net assets at end of period (000 omitted)              $2,155,407

*    Annualized.
**   Not annualized.
(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Prime Money Market Series.
(2)  Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                                                           FOR THE PERIOD
                                                           APRIL 2, 2001(2)
                                                              THROUGH
U.S. GOVERNMENT PORTFOLIO-- SERVICE SHARES                 JUNE 30, 2001
                                                           ----------------
NET ASSET VALUE-- BEGINNING OF PERIOD                       $     1.00
                                                            ----------
INVESTMENT OPERATIONS:
         Net investment income                                    0.01
                                                            ----------
DISTRIBUTIONS:
         From net investment income                              (0.01)
                                                            ----------
NET ASSET VALUE-- END OF PERIOD                             $     1.00
                                                            ==========
TOTAL RETURN                                                      0.94%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
         Expenses                                                 0.78%*
         Net investment income                                    3.75%*
Net assets at end of period (000 omitted)                   $1,120,776

*    Annualized.
**   Not annualized.
(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - U.S. Government Series.
(2)  Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                                                   FOR THE PERIOD
                                                   APRIL 2, 2001(2)
                                                      THROUGH
TAX-EXEMPT PORTFOLIO-- SERVICE SHARES               JUNE 30, 2001
                                                   ---------------
NET ASSET VALUE-- BEGINNING OF PERIOD                $      1.00
                                                     -----------
INVESTMENT OPERATIONS:
         Net investment income                              0.01
                                                     -----------
DISTRIBUTIONS:
         From net investment income                        (0.01)
                                                     -----------
NET ASSET VALUE-- END OF PERIOD                      $      1.00
                                                     ===========
TOTAL RETURN                                                0.64%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
         Expenses                                           0.79%*
         Net investment income                              2.38%*
Net assets at end of period (000 omitted)            $   409,650

*    Annualized.
**   Not annualized.
(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Tax-Exempt Series.
(2)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS


1. DESCRIPTION OF THE FUND. Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end investment management company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

     The Portfolios currently offer two classes of shares: Investor Shares and Service Shares. The Service Shares commenced operations on April 2, 2001. Information regarding the Investor Shares is included in a separate shareholder report.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, effective November 1, 1999, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

     Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

     VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2001, Wilmington Tax-Exempt Portfolio had net tax basis capital loss carryforwards available to offset future net capital gains of approximately $2,000, which will expire June 30, 2002.

     INVESTMENT INCOME. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Tax-Exempt Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2001, the Portfolios made investments in and withdrew investments from the Series as follows:

                                       PRIME            U.S.
                                    MONEY MARKET      GOVERNMENT       TAX-EXEMPT
                                    ------------      ----------       ----------
Investment in Series               $9,825,885,047   $4,097,560,166    $1,462,854,493
Withdrawals from Series             9,488,628,409    3,697,476,366     1,488,614,133

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

     The Investor Shares of each Portfolio have adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. While the Rule 12b-1 Plan provides for reimbursement of up to 0.20% of each Portfolio's average net assets of the Investor Shares, the Board of Trustees limited annual payments to 0.05% of average net assets for the year ended June 30, 2001.

     The Service Shares of each Portfolio have adopted a shareholder service plan authorizing each Portfolio to pay service providers an annual fee not exceeding 0.25% of a Portfolio's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund on behalf of the Portfolios.

     PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

5. FUND MERGER. Effective November 1, 1999, the Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Money Market Portfolio, Rodney Square U.S. Government Portfolio, and Rodney Square Tax-Exempt Fund (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Funds received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds.

     The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999, were as follows:

                                                                         NET UNREALIZED
                                                                          APPRECIATION
                                                      NET ASSETS        (DEPRECIATION)
                                                     --------------     ----------------
         Rodney Square Money Market Portfolio        $1,771,567,668    $   --
         Rodney Square U.S. Government Portfolio        609,384,967        --
         Rodney Square Tax-Exempt Fund                  429,291,044        --

     The Rodney Square Funds' investment objectives, policies and limitations were identical to those of the respective Wilmington Portfolios, which had no operations prior to November 1, 1999. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights (Service Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights (Service Shares) for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                       /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 3, 2001

TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Wilmington Tax-Exempt Portfolio designates dividends in the amount of $16,760,482 as tax-exempt dividends.

In January, 2002 shareholders of the Portfolios will receive Federal income tax information on all distributions paid to their accounts in calendar year 2001, including any distributions paid between June 30, 2001 and December 31, 2001.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES

     ANNUAL REPORT / JUNE 30, 2001


    (The following pages should be read in conjunction with the Portfolios'
                             Financial Statements.)

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES

     INVESTMENTS / JUNE 30, 2001
     (Showing Percentage of Total Value of Net Assets)

                                                                             MOODY'S/S&P      PRINCIPAL          VALUE
                                                                              RATING(1)        AMOUNT           (NOTE 2)
                                                                              ---------        ------           --------
CERTIFICATES OF DEPOSIT-- 43.8%
FOREIGN BANKS, FOREIGN CENTERS-- 17.3%
         Abbey National PLC, 3.78%, 09/14/01                                   P-1, A-1+   $  100,000,000   $  100,012,280
         Banque Nationale de Paris, 4.88%, 07/16/01                            P-1, A-1+      100,000,000      100,000,836
         Barclays Bank, PLC, 4.03%, 08/17/01                                   P-1, A-1+       70,000,000       70,000,885
         Barclays Bank, PLC, 3.82%, 09/11/01                                   P-1, A-1+       10,000,000        9,999,984
         Barclays Bank, PLC, 3.81%, 09/13/01                                   P-1, A-1+       25,000,000       25,000,251
         Landesbank Hessen-Thuringen Girozentrale, 5.14%, 08/15/01             P-1, A-1+       50,000,000       50,000,596
         Westdeutsche Landesbank Girozentrale, 5.18%, 08/13/01                 P-1, A-1+       35,000,000       35,000,398
         Westdeutsche Landesbank Girozentrale, 4.18%, 11/08/01                 P-1, A-1+       50,000,000       50,027,133
                                                                                                            --------------
                                                                                                               440,042,363
                                                                                                            --------------
FOREIGN BANKS, U.S. BRANCHES-- 20.6%
         Bank of Nova Scotia, 4.00%, 08/15/01                                  P-1, A-1       100,000,000      100,000,000
         Canadian Imperial Bank of Commerce, 4.54%, 08/09/01                   P-1, A-1+       50,000,000       50,000,000
         Commerzbank, 7.08%, 07/23/01                                          P-1, A-1        25,000,000       24,999,932
         Credit Agricole Indosuez, 4.00%, 08/14/01                             P-1, A-1       100,000,000      100,000,000
         Societe Generale, 3.61%, 09/28/01                                     P-1, A-1+       50,000,000       50,000,605
         Toronto Dominion, 4.87%, 07/16/01                                     P-1, A-1+      100,000,000      100,000,645
         Rabobank Nederland, 3.73%, 10/02/01                                   P-1, A-1+      100,000,000      100,002,985
                                                                                                            --------------
                                                                                                               525,004,167
                                                                                                            --------------
U.S. BANKS, FOREIGN BRANCHES-- 3.9%
         Citibank N.A., 5.40%, 07/16/01                                        P-1, A-1+      100,000,000      100,025,760
                                                                                                            --------------
U.S. BANKS, U.S. BRANCHES -- 2.0%
         Regions Bank, 6.53%, 11/30/01                                         P-1, A-1+       50,000,000       49,999,033
                                                                                                            --------------
         TOTAL CERTIFICATES OF DEPOSIT
                  (COST $1,115,071,323)                                                                      1,115,071,323
                                                                                                            --------------
COMMERCIAL PAPER-- 50.4%
AUTOMOBILES-- 8.6%
         BMW U.S. Capital Corp., 4.14%, 07/02/01                               P-1, A-1       110,000,000      109,970,477
         Volkswagen of America, Inc., 4.15%, 07/02/01                          P-1, A-1        50,000,000       49,970,477
         Volkswagen of America, Inc., 3.97%, 07/06/01                          P-1, A-1        19,365,000       19,356,458
         Volkswagen of America, Inc., 3.80%, 07/25/01                          P-1, A-1        40,000,000       39,902,889
                                                                                                            --------------
                                                                                                               219,200,301
                                                                                                            --------------
BANKS-- 9.6%
         Bayerische Landesbank Girozentrale 4.02%, 07/09/01                    P-1, A-1+      100,000,000       99,921,833
         Commerzbank U.S. Finance, Inc., 3.77%, 09/10/01                       P-1, A-1        85,000,000       84,376,902
         Societe Generale, 4.44%, 08/07/01                                     P-1, A-1+       60,000,000       59,733,900
                                                                                                            --------------
                                                                                                               244,032,635
                                                                                                            --------------
FINANCE/FINANCIAL SERVICES-- 18.2%
         Bayerische Hypo-und Vereinsbank, 3.99%, 07/09/01                      P-1, A-1       100,000,000       99,892,894
         Deutsche Bank Financial, Inc., 5.02%, 08/24/01                        P-1, A-1+      100,000,000       99,260,944
         First Data Corp., 3.80%, 07/31/01                                     P-1, A-1        24,255,000       24,180,753
         National Rural Utilities Cooperative Finance Corp., 3.62%, 08/10/01   P-1, A-1+       30,000,000       29,882,350


    The accompanying notes are an integral part of the financial statements.

                                                                             MOODY'S/S&P           PRINCIPAL          VALUE
                                                                              RATING(1)             AMOUNT           (NOTE 2)
                                                                              ---------             ------           --------
         Park Avenue Receivables Corp., 3.94%, 07/11/01                         P-1, A-1       $   110,000,000   $   109,862,127
         UBS Finance (DE), LLC, 4.44%, 08/10/01                                 P-1, A-1+          100,000,000        99,519,000
                                                                                                                 ---------------
                                                                                                                     462,598,068
                                                                                                                 ---------------
LEASING-- 3.9%
         Vehicle Services Corporation of America, Ltd., 3.79%, 09/10/01         N/R, A-1+          100,000,000        99,263,055
                                                                                                                 ---------------
SECURITIES DEALERS-- 8.2%
         Goldman Sachs Group LP, 4.62%, 07/19/01                                P-1, A-1+          100,000,000        99,781,833
         Salomon Smith Barney Holdings, Inc., 3.78%, 08/13/01                   P-1, A-1+          110,000,000       109,485,377
                                                                                                                 ---------------
                                                                                                                     209,267,210
                                                                                                                 ---------------
UTILITIES-- 1.9%
         Centrica PLC, 3.95%, 08/10/01                                          P-1, A-1            50,000,000        49,786,042
                                                                                                                 ---------------
         TOTAL COMMERCIAL PAPER
                  (COST $1,284,147,311)                                                                            1,284,147,311
                                                                                                                 ---------------
BANK NOTES-- 1.0%
         Bank of America NT & SA, 6.60%, 10/22/01                               P-1, A-1+           25,000,000        25,000,000
                                                                                                                 ---------------
         TOTAL BANK NOTES
                  (COST $25,000,000)                                                                                  25,000,000
                                                                                                                 ---------------
TAXABLE MUNICIPAL SECURITIES-- 5.9%
         California Poll. Cntrl. Fin. Auth. Environ. Imp. Rev. Bonds
                  (Shell Martinez Ref. Co. Proj.) Ser. 1996, 4.15%, 07/02/01*   VMIG-1, A-1+       110,000,000       110,000,000
         Inland Empire Solid Waste Fin. Auth. Rev. Bonds
                  (Landfill Imp. Ref. Proj.) Ser. 1999 A, 4.09%, 07/05/01*      VMIG-1, A-1         34,320,000        34,320,000
         State of Texas, Veteran Housing Ref. Rev. Bonds,
                  Ser. A-2, 4.09%, 07/05/01*                                    VMIG-1, A-1+         5,765,000         5,765,000
                                                                                                                 ---------------
         TOTAL TAXABLE MUNICIPAL SECURITIES
                  (COST $150,085,000)                                                                                150,085,000
                                                                                                                 ---------------
TIME DEPOSITS-- 2.3%
         Fifth Third Bank, 4.0625%, 07/02/01, (Cost $58,961,000)                                    58,961,000   $    58,961,000
                                                                                                                 ---------------
TOTAL INVESTMENTS (COST $2,633,264,634)+-- 103.4%                                                                  2,633,264,634
                                                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET-- (3.4%)                                                                           (86,339,497)
                                                                                                                 ---------------
NET ASSETS -- 100.0%                                                                                             $ 2,546,925,137
                                                                                                                 ===============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2001. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor. The ratings shown are unaudited.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES

     INVESTMENTS / JUNE 30, 2001
     (Showing Percentage of Total Value of Net Assets)

                                                                           PRINCIPAL       VALUE
                                                                            AMOUNT       (NOTE 2)
                                                                            ------       --------
US AGENCY OBLIGATIONS-- 52.8%
FEDERAL FARM CREDIT BANKS DISCOUNT NOTES-- 1.0%
Federal Farm Credit Banks Discount Notes, 4.90%, 01/10/02               $ 12,960,000   $ 12,615,945
                                                                                       ------------
FEDERAL FARM CREDIT BANKS NOTES-- 10.6%
Federal Farm Credit Banks Notes, 6.40%, 11/01/01                           7,000,000      7,031,370
Federal Farm Credit Banks Notes, 3.88%, 07/02/01*                         70,000,000     69,988,155
Federal Farm Credit Banks Notes, 3.90%, 07/02/01*                         52,000,000     51,984,022
                                                                                       ------------
                                                                                        129,003,547
                                                                                       ------------
FEDERAL HOME LOAN BANKS DISCOUNT NOTES-- 2.0%
Federal Home Loan Banks Discount Notes, 5.18%, 07/11/01                    5,000,000      4,993,525
Federal Home Loan Banks Discount Notes, 5.21%, 07/13/01                    6,586,000      6,575,515
Federal Home Loan Banks Discount Notes, 3.75%, 07/17/01                    6,125,000      6,115,430
Federal Home Loan Banks Discount Notes, 4.95%, 08/08/01                    5,000,000      4,974,588
Federal Home Loan Banks Discount Notes, 4.80%, 08/21/01                    2,152,000      2,137,653
                                                                                       ------------
                                                                                         24,796,711
                                                                                       ------------
FEDERAL HOME LOAN BANKS NOTES-- 18.6%
Federal Home Loan Banks Notes, 5.82%, 07/09/01                             5,000,000      5,000,427
Federal Home Loan Banks Notes, 6.75%, 08/02/01                             4,100,000      4,100,682
Federal Home Loan Banks Notes, 5.50%, 08/13/01                            20,820,000     20,856,971
Federal Home Loan Banks Notes, 5.88%, 08/15/01                            13,225,000     13,231,289
Federal Home Loan Banks Notes, 5.38%, 09/10/01                             6,000,000      5,986,592
Federal Home Loan Banks Notes, 5.88%, 09/17/01                             7,950,000      7,960,784
Federal Home Loan Banks Notes, 6.50%, 09/26/01                             5,000,000      4,999,825
Federal Home Loan Banks Notes, 6.55%, 09/28/01                            10,000,000     10,011,330
Federal Home Loan Banks Notes, 6.38%, 10/25/01                             5,000,000      4,997,865
Federal Home Loan Banks Notes, 6.00%, 11/15/01                             7,590,000      7,627,604
Federal Home Loan Banks Notes, 7.13%, 11/15/01                             5,240,000      5,288,761
Federal Home Loan Banks Notes, 3.89%, 07/02/01*                           28,000,000     27,997,328
Federal Home Loan Banks Notes, 6.75%, 02/01/02                             4,000,000      4,060,786
Federal Home Loan Banks Notes, 5.00%, 02/15/02                             5,000,000      4,999,530
Federal Home Loan Banks Notes, 3.81%, 07/16/01*                           50,000,000     49,990,830
Federal Home Loan Banks Notes, 4.70%, 04/16/02                            10,000,000     10,000,000
Federal Home Loan Banks Notes, 4.42%, 05/15/02                             5,000,000      5,000,000
Federal Home Loan Banks Notes, 3.90%, 07/05/02*                           25,000,000     25,000,000
Federal Home Loan Banks Notes, 4.02%, 06/28/02                            10,000,000     10,000,000
                                                                                       ------------
                                                                                        227,110,604
                                                                                       ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES-- 4.9%
Federal Home Loan Mortgage Corporation Discount Notes, 4.61%, 07/05/01    10,000,000      9,996,158
Federal Home Loan Mortgage Corporation Discount Notes, 5.07%, 07/19/01     5,000,000      4,988,029
Federal Home Loan Mortgage Corporation Discount Notes, 4.97%, 08/16/01     5,000,000      4,968,937
Federal Home Loan Mortgage Corporation Discount Notes, 3.53%, 09/27/01    25,000,000     24,781,363
Federal Home Loan Mortgage Corporation Discount Notes, 4.41%, 10/11/01    10,000,000      9,876,275
Federal Home Loan Mortgage Corporation Discount Notes, 3.90%, 11/08/01     4,941,000      4,871,950
                                                                                       ------------
                                                                                         59,482,712
                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

                                                                           PRINCIPAL       VALUE
                                                                            AMOUNT       (NOTE 2)
                                                                            ------       --------
FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES-- 2.9%
Federal Home Loan Mortgage Corporation Notes, 0.00%, 08/15/01           $ 18,067,000   $ 17,976,039
Federal Home Loan Mortgage Corporation Notes, 0.00%, 11/15/01              7,843,000      7,720,222
Federal Home Loan Mortgage Corporation Notes, 4.75%, 12/14/01              5,000,000      4,970,954
Federal Home Loan Mortgage Corporation Notes, 4.30%, 05/16/02              5,000,000      5,000,000
                                                                                       ------------
                                                                                         35,667,215
                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES-- 6.3%
Federal National Mortgage Association Discount Notes, 4.59%, 07/12/01     10,000,000      9,987,250
Federal National Mortgage Association Discount Notes, 4.12%, 08/02/01     15,000,000     14,946,783
Federal National Mortgage Association Discount Notes, 3.92%, 08/09/01     25,000,000     24,891,189
Federal National Mortgage Association Discount Notes, 3.69%, 08/23/01      5,636,000      5,605,960
Federal National Mortgage Association Discount Notes, 3.62%, 11/30/01     15,000,000     14,772,242
Federal National Mortgage Association Discount Notes, 3.90%, 01/25/02      6,549,000      6,402,139
                                                                                       ------------
                                                                                         76,605,563
                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES-- 2.5%
Federal National Mortgage Association Notes, 6.40%, 09/27/01              11,000,000     11,055,949
Federal National Mortgage Association Notes, 4.63%, 10/15/01              10,000,000     10,000,493
Federal National Mortgage Association Notes, 6.38%, 01/16/02               9,750,000      9,869,366
                                                                                       ------------
                                                                                         30,925,808
                                                                                       ------------
STUDENT LOAN MARKETING ASSOCIATION DISCOUNT NOTES-- 2.3%
Student Loan Marketing Association Discount Notes, 3.73%, 07/20/01        28,328,000     28,269,802
                                                                                       ------------
STUDENT LOAN MARKETING ASSOCIATION NOTES-- 1.7%
Student Loan Marketing Association Notes, 3.92%, 07/03/01*                10,000,000      9,996,497
Student Loan Marketing Association Notes, 3.95%, 07/03/01*                10,000,000      9,997,448
                                                                                       ------------
                                                                                         19,993,945
                                                                                       ------------
   TOTAL U.S. AGENCY OBLIGATIONS
     (COST $644,471,852)                                                                644,471,852
                                                                                       ------------


    The accompanying notes are an integral part of the financial statements.

                                                                                                         PRINCIPAL       VALUE
                                                                                                          AMOUNT       (NOTE 2)
                                                                                                          ------       --------
REPURCHASE AGREEMENTS-- 46.9%
     With Banc of America Securities, LLC: at 4.11% dated 06/29/01, to be repurchased at $110,037,675 on 07/02/01, collateralized by $112,583,298 of Federal Home Loan
          Banks Securities with various coupons and maturities to 05/01/21                              $110,000,000    $110,000,000
     With Goldman Sachs Group, LLP: at 4.08%, dated 06/29/01, to be repurchased at $220,074,800 on 07/02/01, collateralized by $226,600,000 of Federal National Mortgage
          Association Securities with various coupons and maturities to 06/01/31                         220,000,000     220,000,000
     With CS First Boston, Inc.: at 4.11%, dated 06/29/01, to be repurchased at $242,601,162 on 07/02/01, collateralized by $247,368,881 of Federal National Mortgage
          Association Securities with various coupons and maturities to 09/15/09                         242,518,100     242,518,100
                                                                                                                      --------------
   TOTAL REPURCHASE AGREEMENTS (COST $572,518,100)                                                                       572,518,100
                                                                                                                      --------------
TOTAL INVESTMENTS (COST $1,216,989,952)+-- 99.7%                                                                       1,216,989,952
OTHER ASSETS AND LIABILITIES, NET-- 0.3%                                                                                   3,017,627
                                                                                                                      --------------
NET ASSETS-- 100.0%                                                                                                   $1,220,007,579
                                                                                                                      ==============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2001. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- MONEY MARKET SERIES / TAX-EXEMPT SERIES
     INVESTMENTS / JUNE 30, 2001
     (SHOWING PERCENTAGE OF TOTAL VALUE OF NET ASSETS)

                                                                                     MOODY'S/S&P          PRINCIPAL        VALUE
                                                                                      RATING(1)            AMOUNT        (NOTE 2)
                                                                                      ---------            ------        --------
MUNICIPAL BONDS-- 99.5%
ALABAMA-- 0.9%
         Alabama Housing Fin. Auth. Rev. Bonds (Rime Village Hoover Proj.),
                  FNMA Gtd., Ser. 1996-A, 2.65%, 7/5/2001*                           N/R, A-1+            $ 4,200,000   $ 4,200,000
                                                                                                                        -----------
ALASKA-- 3.2%
         Valdez Marine Terminal Rev. Bonds (Arco Trans. Alaska, Inc. Proj.),
                  Ser. 1994A, 2.70%, 7/2/2001*                                       VMIG-1, A-1           15,000,000    15,000,000
                                                                                                                        -----------
CALIFORNIA-- 0.5%
         California Higher Educ. Loan Auth. Student Loan Rev. Senior Lien
                  Bonds, Ser. A, 3.15%, 4/1/2002                                     VMIG-1, N/R            2,500,000     2,500,000
                                                                                                                        -----------
DISTRICT OF COLUMBIA-- 2.1%
         District of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
                  Chase Manhatten Bank, Ser. 1985-A, 2.80%, 7/5/2001*                VMIG-1, N/R           10,000,000    10,000,000
                                                                                                                        -----------
FLORIDA-- 5.7%
         City of Jacksonville, FL Poll. Cntrl. Ref. Rev. Bonds (Florida Power &
                  Light Co. Proj.), Ser. 1992, 2.75%, 10/5/2001                      P-1, A-1+              6,150,000     6,150,000
         Jacksonville, FL Electric Auth. Electric Sys. TECP, Ser. C-1, 3.20%
                  8/10/2001                                                          P-1, A-1+              6,500,000     6,500,000
         Orange County Housing Fin. Auth. Multi-Family Housing Ref. Rev
                  Bonds (Post Fountains at Lee Vista Proj.), FNMA Gtd., Ser. 1997E
                  2.65%, 7/5/2001*                                                   N/R, A-1+              4,235,000     4,235,000
         Orlando Utilities Commission Water and Electric Rev. Bonds Ant. Notes,
                  Ser. 1999-A, 3.10%, 7/17/2001                                      P-1, N/R               6,500,000     6,500,000
         St. Lucie County, FL Poll. Cntrl. Ref. Rev. Bonds (Florida Power &
                  Light Proj.), Ser. 2000, 3.35%, 7/2/2001*                          VMIG-1, A-1+           3,600,000     3,600,000
                                                                                                                        -----------
                                                                                                                         26,985,000
                                                                                                                        -----------
GEORGIA-- 15.2%
         Atlanta, GA Downtown Dev. Auth. (CARE Proj.), LOC SunTrust Bank,
                  Ser. 1993, 2.70%, 7/5/2001*                                        VMIG-1, N/R            1,965,000     1,965,000
         Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds (Ogelthorpe Power
                  Corp. Plant Vogtle Proj.), Ser. 1998-B, 3.00%, 8/7/2001            VMIG-1, A-1+          13,400,000    13,400,000
         Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern Regional
                  Medical Center Proj.), LOC SunTrust Bank, Ser. 1998B, 2.70%
                  7/5/2001*                                                          Aa1, N/R               3,875,000     3,875,000
         Cobb County, GA Dev. Auth. Rev. Bonds (Whitefield Academy, Inc. Proj.),
                  LOC SunTrust Bank, Ser. 2000, 2.70%, 7/5/2001*                     VMIG-1, N/R            4,000,000     4,000,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.),
                  LOC SunTrust Bank, Ser. 2000, 2.70%, 7/5/2001*                     VMIG-1, N/R            5,000,000     5,000,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.),
                  LOC SunTrust Bank, Ser. 1997, 2.70%, 7/5/2001*                     Aa3, N/R               1,700,000     1,700,000
         Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ
                  Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.1997, 2.70%
                  7/5/2001*,                                                         Aa3, N/R               1,200,000     1,200,000
         Dekalb County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb Medical Center
                  Proj.), LOC SunTrust Bank, Ser. 1993B, 2.70%, 7/5/2001*            VMIG-1, N/R            3,100,000     3,100,000


    The accompanying notes are an integral part of the financial statements.

                                                                                     MOODY'S/S&P       PRINCIPAL        VALUE
                                                                                      RATING(1)         AMOUNT        (NOTE 2)
                                                                                      ---------         ------        --------
         Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds. (Georgia Kraft
                  Co. Proj.), LOC Banque Nationale de Paris, 3.45%, 7/2/2001*          P-1, N/R       $ 4,775,000   $ 4,775,000
         Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.),
                  LOC SunTrust Bank, Ser. 1999, 2.70%, 7/5/2001*                       Aa3, N/R         3,500,000     3,500,000
         Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc. Proj.),
                  LOC SunTrust Bank, Ser. 1996, 2.70%, 7/5/2001*                       Aa3, N/R         1,000,000     1,000,000
         Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School, Inc. Proj.),
                  LOC SunTrust Bank, Ser. 2000, 2.70%, 7/5/2001*                       Aa3, N/R         2,200,000     2,200,000
         Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School, Inc. Proj.),
                  LOC SunTrust Bank, Ser. 1999, 2.70%, 7/5/2001*                       Aa3, N/R         5,000,000     5,000,000
         Gwinnett County, GA Housing Auth. Rev. Bonds (Post Corners Proj.),
                  FNMA Gtd., Ser. 1996, 2.65%, 7/5/2001*                               N/R, A-1+       10,160,000    10,160,000
         Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
                  Wansley Proj.), Ser. 1996, 3.40%, 7/2/2001*                          VMIG-1, A-1      2,000,000     2,000,000
         Rockdale County, GA Health Fac. Auth. Rev. Bonds (Georgia Hosp. Proj.),
                  LOC SunTrust Bank, Ser. 1994, 2.70%, 7/5/2001*                       VMIG-1, N/R      5,265,000     5,265,000
         Smyrna, GA Housing Auth. Multi-Family Housing Rev. Bonds (F&M
                  Villages Proj.), FNMA Gtd., Ser. 1997, 2.65%, 7/5/2001*              N/R, A-1+        4,300,000     4,300,000
                                                                                                                    -----------
                                                                                                                     72,440,000
                                                                                                                    -----------
HAWAII-- 0.4%
         State of Hawaii Gen. Oblig. Rev. Bonds, FGIC Insured, Ser. 1997
                  6.25%, 3/1/2002                                                      Aaa, AAA         2,000,000     2,037,693
                                                                                                                    -----------
IDAHO-- 0.7%
         Idaho Health Fac. Auth. Rev. Bonds (St. Luke's Regional Medical Center
                  Proj.), LOC Bayerische Landesbank Girozentrale, Ser. 1995,
                  3.50%, 7/2/2001*                                                     VMIG-1, N/R      3,300,000     3,300,000
                                                                                                                    -----------
ILLINOIS-- 15.3%
         City of Chicago, IL Gas Supply Ref. Bonds (The Peoples Gas, Light, &
                  Coke CO. Proj.), Ser. 2000B, 3.35%, 7/26/2001                        VMIG-1, A-1+    14,500,000    14,500,000
         Illinois Dev. Fin Auth. Rev. Bonds (Radiological Society Proj.), Ser. 1997
                  2.70%, 7/5/2001*                                                     N/R, A-1+        2,610,000     2,610,000
         Illinois Dev. Fin. Auth. Rev. Bonds, (Goodman Theatre Proj.), Ser. 1999
                  2.70%, 7/5/2001*                                                     N/R, A-1+       13,400,000    13,400,000
         Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled Financing Proj.),
                  LOC American NB & T, Ser. 1998, 2.75%, 7/5/2001*                     N/R, A-1+       10,100,000    10,100,000
         Illinois Educ. Fac. Auth. Rev. Bonds (DePaul Univ. Proj.), LOC Northern
                  Trust Co., Ser. 1992, 2.65%, 7/5/2001*                               VMIG-1, A-1+    11,000,000    11,000,000
         Illinois Educ. Fac. Auth. Rev. Bonds (Field Museum of Natural History
                  Proj.), Ser. 1990, 3.20%, 9/6/2001                                   VMIG-1, N/R      5,000,000     5,000,000
         Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ. Proj.), Ser. 1998
                  2.70%, 7/5/2001*                                                     VMIG-1, A-1+     1,800,000     1,800,000
         Illinois Health Fac. Auth. Rev. Bonds (Northwestern Memorial Hosp
                  Proj.), LOC Northern Trust Co., Ser. 1995, 3.30%, 7/2/2001*          VMIG-1, A-1+       400,000       400,000
         Oak Forest, IL Dev. Rev. Bonds (Homewood Pool-South Suburban
                  Mayors & Managers Assoc. Proj.), LOC Bank One, NA, Ser. 1989
                  2.70%, 7/5/2001*                                                     VMIG-1, N/R     11,900,000    11,900,000
         State of Illinois Gen. Oblig. Rev. Bonds, Ser. 1, 4.75%, 12/1/2001            Aa2, AA          2,200,000     2,204,225
                                                                                                                    -----------
                                                                                                                     72,914,225
                                                                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                                                                                        MOODY'S/S&P       PRINCIPAL        VALUE
                                                                                         RATING(1)         AMOUNT        (NOTE 2)
                                                                                         ---------         ------        --------
INDIANA-- 1.1%
         Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural Electric Coop.,
                  Inc.), National Rural Utilities CFC Gtd, Ser. L-4, 2.70%, 10/9/2001    P-1, A-1+      $ 5,000,000   $ 5,000,000
                                                                                                                      -----------
KANSAS-- 1.1%
         Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United, Inc. Proj.),
                  LOC Bank One, NA, Ser. 1996, 2.70%, 7/5/2001*                          P-1, A-1         5,000,000     5,000,000
                                                                                                                      -----------
LOUISIANA-- 1.0%
         West Baton Rouge, LA Ind. Dist. #3 Rev. Bonds (Dow Chemical Co. Proj.),
                  Ser. 1994B, 3.35%, 7/2/2001*                                           P-1, A-1         4,800,000     4,800,000
                                                                                                                      -----------
MARYLAND-- 3.7%
         Baltimore County, MD Poll. Cntrl. Rev. Bonds (Baltimore Gas & Electric
                  Proj.), Ser. 1985, 2.90%, 7/27/2001                                    VMIG-1, A-1     17,500,000    17,500,000
                                                                                                                      -----------
MICHIGAN-- 1.6%
         Michigan Strategic Fund Ltd. Oblig. Ref. Rev. Bonds (Consumers Power
                  Co. Proj.), 3.30%, 7/2/2001*                                           VMIG-1, A-1+       900,000       900,000
         Michigan Strategic Fund Poll. Cntrl. Rev. Bonds (The Dow Chemical Co.
                  Proj.), Ser. 1986, 2.75%, 9/10/2001                                    P-1, N/R         6,800,000     6,800,000
                                                                                                                      -----------
                                                                                                                        7,700,000
                                                                                                                      -----------
MINNESOTA-- 2.4%
         City of Rochester, MN Health Care Fac. Auth. Rev. Bonds (Mayo
                  Foundation / Mayo Medical Center Proj.), Ser. 1988E, 2.65%,
                  10/11/2001                                                             N/R, A-1+       11,570,000    11,570,000
                                                                                                                      -----------
MISSISSIPPI-- 1.7%
         Claiborne County, MS Poll. Cntrl., National Rural Utilities CFC Gtd,
                  Rev. Bonds (Southern Mississippi Electric Power Assoc. Proj.),
                  Ser. 1985G, 3.45%, 7/26/2001                                           P-1, A-1+        7,000,000     7,000,000
         Jackson County, MS Port Fac. Rev. Bonds (Chevron USA, Inc. Proj.),
                  Ser. 1993, 3.30%, 7/2/2001*                                            P-1, N/R           900,000       900,000
                                                                                                                      -----------
                                                                                                                        7,900,000
                                                                                                                      -----------
MISSOURI-- 2.1%
         Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington Univ. Proj.),
                  Ser. 2000B, 3.30%, 7/2/2001*                                           VMIG-1, A-1+     6,900,000     6,900,000
         Missouri State Fin. Brd. Infrastructure Fac. Rev. Bonds (St. Louis
                  Convention Center Proj.), LOC Firstar Bank, NA, Ser. 2000,
                  3.60%, 7/2/2001*                                                       N/R, A-1         3,170,000     3,170,000
                                                                                                                      -----------
                                                                                                                       10,070,000
                                                                                                                      -----------
NORTH CAROLINA-- 6.3%
         Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev. Bonds
                  (Texas Gulf Proj.), LOC Banque Nationale de Paris, Ser. 1985, 2.93%,
                  7/5/2001*                                                              Aa3, N/R         5,000,000     5,000,000
         North Carolina Educ. Fac. Fin. Agency Rev. Bonds (Duke Univ. Proj.),
                  Ser. 1991B, 2.75%, 7/5/2001*                                           VMIG-1, A-1+     2,300,000     2,300,000


    The accompanying notes are an integral part of the financial statements.

                                                                                        MOODY'S/S&P       PRINCIPAL        VALUE
                                                                                         RATING(1)         AMOUNT        (NOTE 2)
                                                                                         ---------         ------        --------
         North Carolina Educ. Fac. Fin. Agency Rev. Bonds (Duke Univ. Proj.),
                  Ser. 1992A, 2.75%, 7/5/2001*                                           VMIG-1, A-1+   $11,600,000   $11,600,000
         North Carolina Medical Care Commission Hosp. Rev. Bonds (Duke Univ
                  Hosp. Proj.), Ser. 1985D, 2.75%, 7/5/2001*                             VMIG-1, A-1+     1,000,000     1,000,000
         North Carolina Medical Care Commission Hosp. Rev. Bonds (Duke Univ
                  Hosp. Proj.), Ser. 1993A, 2.75%, 7/5/2001*                             VMIG-1, A-1+    10,000,000    10,000,000
                                                                                                                      -----------
                                                                                                                       29,900,000
                                                                                                                      -----------
OHIO-- 5.8%
         Franklin County, OH Hosp. Fac. Ref. Rev. Bonds (U.S. Healthcorp Proj.),
                  LOC Morgan Guaranty, Ser. 1996B, 2.65%, 7/5/2001*                      VMIG-1, N/R     12,580,000    12,580,000
         Lorain County, OH Hosp. Fac. Auth. Rev. Bonds (Catholic Healthcare
                  Partners Proj.), Ser. 1997A, 3.10%, 11/13/2001                         VMIG-1, A-1     15,000,000    15,000,000
                                                                                                                      -----------
                                                                                                                       27,580,000
                                                                                                                      -----------
PENNSYLVANIA-- 5.5%
         Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds (Atlantic
                  Richfield Co. Proj.), Ser. 1995, 2.70%, 7/5/2001*                      VMIG-1, A-1+     4,200,000     4,200,000
         Emmaus, PA Gen. Auth. Local Government Rev. Bonds (Bond Pool Prog.),
                  LOC Bayerische Landesbank Girozentrale, Ser. 1989H, 2.80%, 7/5/2001*   N/R, A-1+        8,900,000     8,900,000
         Emmaus, PA Gen. Auth. Local Government Rev. Bonds (Bond Pool Prog.),
                  LOC Bayerische Landesbank Girozentrale, Ser. G2, 2.80%, 7/5/2001*      N/R, A-1+        1,200,000     1,200,000
         Emmaus, PA Gen. Auth. Local Government Rev. Bonds (Bond Pool Prog.),
                  LOC Bayerische Landesbank Girozentrale, Ser. 1989B, 2.80%, 7/5/2001*   N/R, A-1+        5,000,000     5,000,000
         Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds (Univ. of
                  Pennsylvania Health Services Proj.), Ser. 1998B, 2.75%, 7/5/2001*      VMIG-1, A-1+     7,170,000     7,170,000
                                                                                                                      -----------
                                                                                                                       26,470,000
                                                                                                                      -----------
SOUTH CAROLINA-- 3.6%
         South Carolina Public Services Auth. Ref. Rev. Bonds, Ser. B,
                  Pre-Refunded, 7.10%, 7/1/2001                                          Aaa, AAA         2,100,000     2,142,137
         South Carolina Public Services Auth. TECP, 3.35%, 7/10/2001                     P-1, A-1+       15,000,000    15,000,000
                                                                                                                      -----------
                                                                                                                       17,142,137
                                                                                                                      -----------
TENNESSEE-- 3.9%
         Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond
                  Fund Proj.), LOC Bank of America, NA, Ser. 1984, 2.65%, 7/5/2001*      N/R, A-1+        3,755,000     3,755,000
         Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond
                  Fund Proj.), LOC Bank of America, NA, Ser. 1995, 2.65%, 7/5/2001*      N/R, A-1+        1,565,000     1,565,000
         Clarksville, TN Public Bldg. Auth. Rev. Bonds (Pooled Financing
                  Murfreesboro Proj.), LOC Bank of America, NA, 2.65%, 7/5/2001*         VMIG-1, N/R      9,755,000     9,755,000
         Shelby County, TN Health, Educ. & Housing Fac. Rev. Bonds (Baptist
                  Memorial Hosp. Proj.), LOC Bank of America, NA,
                  Ser. 2000, 3.30%, 7/24/2001                                            N/R, A-1+        3,500,000     3,500,000
                                                                                                                      -----------
                                                                                                                       18,575,000
                                                                                                                      -----------


    The accompanying notes are an integral part of the financial statements.

                                                                                        MOODY'S/S&P       PRINCIPAL        VALUE
                                                                                         RATING(1)         AMOUNT        (NOTE 2)
                                                                                         ---------         ------        --------
TEXAS-- 11.3%
         Angelina & Neches River Auth., TX Ind. Dev. Corp. Solid Waste
                  Disposal Fac. Rev. Bonds, (TEEC, Inc. Proj.), LOC Bank of America,
                  NA, Ser. 1984D, 3.35%, 7/2/2001*                                       P-1, N/R      $  3,200,000   $  3,200,000
         Bexar County, TX Housing Fin. Corp. Multifamily Housing Ref. Rev.
                  Bonds (Almonte Apartments Proj.), FNMA Gtd., 2.70%, 7/5/2001*          N/R, A-1+       14,500,000     14,500,000
         Brazos River Harbor Navigation Dist., TX Poll. Cntrl. Rev. Bonds (Dow
                  Chemical Co. Proj.), Ser. 1990, 3.35%, 7/12/2001                       P-1, N/R         4,350,000      4,350,000
         City of San Antonio, TX Sales Tax TECP Notes, Ser. A, 3.15%, 8/14/2001          P-1, A-1+       15,000,000     15,000,000
         State of Texas Tax & Rev. Ant. Notes, 5.25%, 8/31/2001                          MIG-1, SP-1     16,925,000     16,949,873
                                                                                                                      ------------
                                                                                                                        53,999,873
                                                                                                                      ------------
WASHINGTON-- 2.3%
         Port of Anacortes, WA Ind. Dev. Corp. Ref. Rev. Bonds (Texaco Proj.),
                  Ser. 1995, 2.60%, 8/14/2001                                            P-1, A-1         5,690,000      5,690,000
         State of Washington Gen. Oblig. Rev. Bonds, Ser. 1993B, 4.88%, 10/1/2001        Aa1, N/R         1,000,000      1,001,155
         Washington Health Care Fac. Auth. Lease Rev. Bonds (National
                  Healthcare Research & Educ. Proj.), LOC Banque Nationale de Paris
                  2.70%, 7/5/2001*                                                       VMIG-1, N/R      4,300,000      4,300,000
                                                                                                                      ------------
                                                                                                                        10,991,155
                                                                                                                      ------------
WISCONSIN-- 2.1%
         State of Wisconsin Gen. Oblig. TECP Notes, Ser. A, 3.35%, 7/13/2001             P-1, A-1+        9,871,000      9,871,013
                                                                                                                      ------------
         TOTAL MUNICIPAL BONDS
                  (COST $473,446,096)                                                                                  473,446,096
                                                                                                                      ------------
TOTAL INVESTMENTS (COST $473,446,096)+ -- 99.5%                                                                        473,446,096
OTHER ASSETS AND LIABILITIES, NET -- 0.5%                                                                                2,387,819
                                                                                                                      ------------
NET ASSETS -- 100.00%                                                                                                 $475,833,915
                                                                                                                      ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2001. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

(1) Although certain securites are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC -- Letter of Credit.
SBPA -- Stand-by Bond Purchase Agreement.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES

     FINANCIAL STATEMENTS


STATEMENTS OF
ASSETS AND LIABILITIES
June 30, 2001


                                            PRIME            U.S.
                                        MONEY MARKET      GOVERNMENT       TAX-EXEMPT
                                           SERIES           SERIES           SERIES
                                           ------           ------           ------
ASSETS:
Investment in securities, at value*   $2,633,264,634   $1,216,989,952   $  473,446,096
Cash                                         100,267               79            9,599
Interest receivable                       14,528,102        3,518,837        2,586,879
                                      --------------   --------------   --------------
Total assets                           2,647,893,003    1,220,508,868      476,042,574
                                      --------------   --------------   --------------
LIABILITIES:
Payable for investments purchased        100,002,531               --               --
Accrued advisory fee                         914,594          474,452          191,727
Other accrued expenses                        50,741           26,837           16,932
                                      --------------   --------------   --------------
Total liabilities                        100,967,866          501,289          208,659
                                      --------------   --------------   --------------
NET ASSETS                            $2,546,925,137   $1,220,007,579   $  475,833,915
                                      ==============   ==============   ==============
*Investments at cost                  $2,633,264,634   $1,216,989,952   $  473,446,096


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2001


                                                                          PRIME           U.S.
                                                                       MONEY MARKET    GOVERNMENT      TAX-EXEMPT
                                                                          SERIES         SERIES          SERIES
                                                                          ------         ------          ------
INVESTMENT INCOME                                                     $144,851,912     $55,499,174    $19,544,395
                                                                      ------------     -----------    -----------
EXPENSES:
   Advisory fees                                                        10,433,544       4,519,119      2,394,803
   Administration and accounting fees                                      515,598         223,712        131,908
   Trustees' fees                                                            3,540           3,540          3,540
   Professional fees                                                        30,738          20,514         18,129
   Other                                                                    26,079          17,582         23,220
                                                                      ------------     -----------    -----------
      Total expenses                                                    11,009,499       4,784,467      2,571,600
                                                                      ------------     -----------    -----------
   Net investment income                                               133,842,413      50,714,707     16,972,795
                                                                      ------------     -----------    -----------
NET REALIZED GAIN ON INVESTMENTS                                            91,466          65,213             --
                                                                      ------------     -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $133,933,879     $50,779,920    $16,972,795
                                                                      ============     ===========    ===========


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2001


                                                                          PRIME           U.S.
                                                                       MONEY MARKET    GOVERNMENT      TAX-EXEMPT
                                                                          SERIES         SERIES          SERIES
                                                                          ------         ------          ------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                         $   133,842,413 $     50,714,707 $     16,972,795
   Net realized gain on investments                                       91,466           65,213               --
                                                                 --------------- ---------------- ----------------
Net increase in net assets resulting
   from operations                                                   133,933,879       50,779,920       16,972,795
                                                                 --------------- ---------------- ----------------
Transactions in beneficial interest:
   Contributions                                                   9,825,885,047    4,097,560,166    1,462,854,493
   Withdrawals                                                     9,488,628,409    3,697,476,366    1,488,614,133
                                                                 --------------- ---------------- ----------------
Net increase (decrease) in net assets from transactions
   in beneficial interest                                            337,256,638      400,083,800      (25,759,640)
                                                                 --------------- ---------------- ----------------
Total increase (decrease) in net assets                              471,190,517      450,863,720       (8,786,845)
NET ASSETS:
   Beginning of year                                               2,075,734,620      769,143,859      484,620,760
                                                                 --------------- ---------------- ----------------
   End of year                                                   $ 2,546,925,137 $  1,220,007,579 $    475,833,915
                                                                 =============== ================ ================


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Period November 1, 1999(1) through June 30, 2000

                                                                      PRIME              U.S.
                                                                   MONEY MARKET       GOVERNMENT      TAX-EXEMPT
                                                                      SERIES            SERIES          SERIES
                                                                      ------            ------          ------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                         $    81,808,101 $     26,031,816  $    10,492,491
   Net realized gain on investments                                        2,711            2,556               --
                                                                 --------------- ----------------  ---------------
Net increase in net assets resulting
   from operations                                                    81,810,812       26,034,372       10,492,491
                                                                 --------------- ----------------  ---------------
Transactions in beneficial interest:
   Contributions                                                   6,683,470,901    2,623,009,710    1,176,749,051
   Withdrawals                                                    (4,689,547,093)  (1,879,900,223)    (702,620,782)
                                                                 --------------- ----------------  ---------------
Net increase in net assets from transactions
   in beneficial interest                                          1,993,923,808      743,109,487      474,128,269
                                                                 --------------- ----------------  ---------------
Total increase in net assets                                       2,075,734,620      769,143,859      484,620,760
NET ASSETS:
   Beginning of period                                                        --               --               --
                                                                 --------------- ----------------  ---------------
   End of period                                                 $ 2,075,734,620 $    769,143,859  $   484,620,760
                                                                 =============== ================  ===============

(1)  Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1. DESCRIPTION OF THE TRUST. Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

     SECURITY VALUATION. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

     FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

     INVESTMENT INCOME ALLOCATION. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

     REPURCHASE AGREEMENTS. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

     Approximately, 86% of the investments by the Tax-Exempt Series on June 30, 2001, were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, provides investment advisory services to each Series. For its services, RSMC receives a fee of 0.47% of each Series' first $1 billion of average daily net assets; 0.43% of each Series' next $500 million of average daily net assets; 0.40% of each Series' next $500 million of average daily net assets; and 0.37% of each Series' average daily net assets in excess of $2 billion.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

     Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4.   FINANCIAL HIGHLIGHTS.

                                                       FOR THE PERIOD
                                   FOR THE FISCAL    NOVEMBER 1, 1999(1)
                                     YEAR ENDED           THROUGH
                                    JUNE 30, 2001     JUNE 30, 2000
                                    -------------     -------------
PRIME MONEY MARKET SERIES
     Total Return                       5.70%               3.75%**
     Ratios to Average Net Assets:
         Expenses                       0.45%               0.46%*
         Net investment income          5.51%               5.63%*

U.S. GOVERNMENT SERIES
     Total Return                       5.66%               3.61%**
     Ratios to Average Net Assets:
         Expenses                       0.49%               0.50%*
         Net investment income          5.24%               5.42%*

TAX-EXEMPT SERIES
     Total Return                       3.42%               2.30%**
     Ratios to Average Net Assets:
         Expenses                       0.50%               0.50%*
         Net investment income          3.33%               3.45%*

*    Annualized.
**   Not annualized.
(1)  Commencement of operations.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Prime Money Market Series, U.S. Government Series and Tax-Exempt Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period November 1, 1999 (commencement of operations) through June 30, 2000. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2001, the results of their operations for the year then ended and the changes in their net assets for the year then ended and for the period November 1, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 3, 2001


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